Reserves	12 Months Ended
Jun. 30, 2019
Disclosure Of Reserves Within Equity [Abstract]
Reserves

Note 16. Reserves

	2019	2018
	A$’000	A$’000
Foreign currency translation reserve	(1,465)	(1,348)
Share-based payments reserve	2,296	2,840
	831	1,492

Foreign currency reserve

The reserve is used to recognise exchange differences arising from the translation of the financial statements of foreign operations to Australian dollars.

Share-based payments reserve

The reserve is used to recognise the value of equity benefits provided to employees and directors as part of their remuneration, and other parties as part of their compensation for services.

Movements in reserves

Movements in each class of reserve during the current and previous financial year are set out below:

	Foreign	Share-based
	currency	payments	Total
	A$’000	A$’000	A$’000
Balance at June 30, 2017	(1,285)	2,959	1,674
Foreign currency translation	(63)	—	(63)
Share-based payments	—	(119)	(119)
Balance at June 30, 2018	(1,348)	2,840	1,492
Foreign currency translation	(117)	—	(117)
Share-based payments	—	(544)	(544)
Balance at June 30, 2019	(1,465)	2,296	831